Shareholder Report, Holdings (Details)	Jun. 30, 2025
Empower Real Estate Index Fund - Institutional Class | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	9.35%
Empower Real Estate Index Fund - Institutional Class | Welltower Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	9.16%
Empower Real Estate Index Fund - Institutional Class | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	7.46%
Empower Real Estate Index Fund - Institutional Class | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.29%
Empower Real Estate Index Fund - Institutional Class | Realty Income Corp REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Empower Real Estate Index Fund - Institutional Class | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
Empower Real Estate Index Fund - Institutional Class | Public Storage REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.44%
Empower Real Estate Index Fund - Institutional Class | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Empower Real Estate Index Fund - Institutional Class | AvalonBay Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.77%
Empower Real Estate Index Fund - Institutional Class | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.73%
Empower Real Estate Index Fund - Institutional Class | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
Empower Real Estate Index Fund - Institutional Class | Diversified REITS [Member]
Holdings [Line Items]
Percent of Total Investments	15.44%
Empower Real Estate Index Fund - Institutional Class | Apartment REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.43%
Empower Real Estate Index Fund - Institutional Class | Warehouse/Industry REITS [Member]
Holdings [Line Items]
Percent of Total Investments	13.68%
Empower Real Estate Index Fund - Institutional Class | Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	8.58%
Empower Real Estate Index Fund - Institutional Class | Single Tenant REITS [Member]
Holdings [Line Items]
Percent of Total Investments	7.53%
Empower Real Estate Index Fund - Institutional Class | Shopping Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	5.69%
Empower Real Estate Index Fund - Institutional Class | Regional Malls REITS [Member]
Holdings [Line Items]
Percent of Total Investments	5.45%
Empower Real Estate Index Fund - Institutional Class | Office Property REITS [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Empower Real Estate Index Fund - Institutional Class | Hotels REITS [Member]
Holdings [Line Items]
Percent of Total Investments	2.82%
Empower Real Estate Index Fund - Institutional Class | Manufactured Homes REITS [Member]
Holdings [Line Items]
Percent of Total Investments	2.58%
Empower Real Estate Index Fund - Institutional Class | Government Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.92%
Empower Real Estate Index Fund - Institutional Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.78%
Empower Real Estate Index Fund - Investor Class | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	9.35%
Empower Real Estate Index Fund - Investor Class | Welltower Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	9.16%
Empower Real Estate Index Fund - Investor Class | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	7.46%
Empower Real Estate Index Fund - Investor Class | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.29%
Empower Real Estate Index Fund - Investor Class | Realty Income Corp REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Empower Real Estate Index Fund - Investor Class | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
Empower Real Estate Index Fund - Investor Class | Public Storage REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.44%
Empower Real Estate Index Fund - Investor Class | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Empower Real Estate Index Fund - Investor Class | AvalonBay Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.77%
Empower Real Estate Index Fund - Investor Class | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.73%
Empower Real Estate Index Fund - Investor Class | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
Empower Real Estate Index Fund - Investor Class | Diversified REITS [Member]
Holdings [Line Items]
Percent of Total Investments	15.44%
Empower Real Estate Index Fund - Investor Class | Apartment REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.43%
Empower Real Estate Index Fund - Investor Class | Warehouse/Industry REITS [Member]
Holdings [Line Items]
Percent of Total Investments	13.68%
Empower Real Estate Index Fund - Investor Class | Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	8.58%
Empower Real Estate Index Fund - Investor Class | Single Tenant REITS [Member]
Holdings [Line Items]
Percent of Total Investments	7.53%
Empower Real Estate Index Fund - Investor Class | Shopping Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	5.69%
Empower Real Estate Index Fund - Investor Class | Regional Malls REITS [Member]
Holdings [Line Items]
Percent of Total Investments	5.45%
Empower Real Estate Index Fund - Investor Class | Office Property REITS [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Empower Real Estate Index Fund - Investor Class | Hotels REITS [Member]
Holdings [Line Items]
Percent of Total Investments	2.82%
Empower Real Estate Index Fund - Investor Class | Manufactured Homes REITS [Member]
Holdings [Line Items]
Percent of Total Investments	2.58%
Empower Real Estate Index Fund - Investor Class | Government Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.92%
Empower Real Estate Index Fund - Investor Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.78%